Warrants reserve (Details) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Warrants Reserve
Number of share warrants outstanding, beginning	38,968,037
Weighted average exercise price per share, beginning	$ 0.68
Weighted average remaining contractual life	2 years 4 months 24 days	2 years 9 months 18 days
Number of share warrants, expired	(2,777,268)
Weighted average exercise price per share, expired	$ 1.50
Number of share warrants outstanding, ending	36,190,769	38,968,037
Weighted average exercise price per share, ending	$ 0.62	$ 0.68